[LOGO OF AECOM]

AECOM
555 South Flower Street, 37th Floor, Los Angeles, California 90071-2300
T 213.593.8000    F 213.593.8730    www.aecom.com

March 8, 2007

VIA EDGAR
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549

Re: AECOM Technology Corporation
Registration Statement on Form S-1

Ladies and Gentlemen:

        AECOM Technology Corporation (the "Company"), pursuant to the provisions of the Securities Act of 1933, as amended, and Rule 101(a) of Regulation S-T, is transmitting in electronic format for filing a Registration Statement on Form S-1 covering a securities offering of shares of the Company's common stock, par value $0.01 per share, in connection with the Company's proposed initial public offering.

        Please note that a fee payable to the Securities and Exchange Commission (the "Commission") in the amount of $6,140 in payment of registration fees has been wired to the Commission's account pursuant to Section 13(c) of Regulation S-T.

        Please do not hesitate to contact the undersigned at (213) 593-8719 if you should have any questions.

                      Very truly yours,

/s/ ERIC CHEN Eric Chen Senior Vice President, Finance and General Counsel